Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
NOTE 7 — Accrued Expenses and Other Current Liabilities
Accrued expenses consist of the following:

	March 31, 2022	December 31, 2021
Accrued bonuses	$776	$3,668
Other employee-related liabilities	1,573	2,131
Accrued interest	360	1,313
Other accrued expenses 1	1,189	1,213

	$3,898	$8,325

1	There are no individual items within this balance that exceed 10% of the total of the table.
Accrued bonuses include those for executive officers of the Company. Historically, bonuses have been provided to executives on a discretionary basis. Bonus compensation is designed to hold executives accountable and reward them for personal and business performance. The Company offers an annual incentive program for its executive officers whereby they are eligible to receive target bonus payouts, of up to 50% for the CEO and 40% for other executive officers, of their base salary, with the actual bonus awarded based on a number of factors, including each executive’s personal performance, Leafly’s performance, current market and busine ss clim
ate, and Leafly’s financial circumstances, as determined by the Leafly board of directors.

NOTE 6 — Accrued Expenses and Other Current Liabilities
Accrued expenses consist of the following:

	December 31, 2021	December 31, 2020
Accrued bonuses	$3,668	$1,387
Other employee-related liabilities	2,131	$1,418
Accrued interest	1,313	—
Lease liability	—	183
Other accrued expenses 1	1,213	577

	$8,325	$3,565

1	There are no individual items within this balance that exceed 10% of the total of the table.
Accrued bonuses include those for executive officers of the Company. Historically, bonuses have been provided to executives on a discretionary basis. Bonus compensation is designed to hold executives accountable and reward them for personal and business performance. The Company offers an annual incentive program for its executive officers whereby they are eligible to receive target bonus payouts, of up to 50% for the CEO and 40% for other named executive officers, of their base salary, with the actual bonus awarded based on a number of factors, including each executive’s personal performance, Leafly’s performance, current market and business climate, and Leafly’s financial circumstances, as determined by the Leafly board of directors.